Taxes On Income (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Accrued employee benefits	$ 147	$ 148
Research and development costs	8	3
Tax loss carryforwards		87
Fixed assets	5	6
Other	1	2
Total gross deferred tax assets	161	246
Less: valuation allowance		(63)
Net deferred tax assets	161	183
In Israel	161	158
Foreign jurisdictions		25
Current	47	48
Non-current	$ 114	$ 135